Note 21 - Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Restricted equity securities		$ 4,680	$ 3,012
Reported Value Measurement [Member]
Cash and cash equivalents		159,770	99,191
Loans, net		2,057,175	2,016,005
Restricted equity securities		4,680	3,012
Accrued interest receivable		5,945	6,724
Deposits		2,417,605	2,235,655
Federal Home Loan Bank advances		23,613
Accrued interest payable		3,814	3,132
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	[1]	159,770	99,191
Loans, net	[1]	2,053,212	2,017,272
Accrued interest receivable	[1]	5,945	6,724
Deposits	[1]	2,210,038	1,974,554
Federal Home Loan Bank advances	[1]	23,860
Accrued interest payable	[1]	3,814	3,132
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents		159,770	99,191
Loans, net		0	0
Accrued interest receivable		5	3
Deposits		0	0
Federal Home Loan Bank advances		0
Accrued interest payable		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents		0	0
Loans, net		0	0
Accrued interest receivable		1,647	1,362
Deposits		0	0
Federal Home Loan Bank advances		0
Accrued interest payable		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents		0	0
Loans, net		2,053,212	2,017,272
Accrued interest receivable		4,293	5,359
Deposits		2,210,038	1,974,554
Federal Home Loan Bank advances		23,860
Accrued interest payable		$ 3,814	$ 3,132

[1]	Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.